Inventories - Schedule of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventories [Abstract]
Raw material, consumables	$ 278	$ 286
Work in progress	136	101
Finished products	1,230	1,118
Total inventories	$ 1,644	$ 1,505